DERIVATIVE LIABILITY (Tables)	12 Months Ended
Jan. 31, 2021
Derivative Liabilities [abstract]
Schedule of continuity of derivative liability
Balance, January 31, 2019	$23,097
On acquisition February 4, 2019	3,748,377
On acquisition May 24, 2019	4,707,370
Fair value adjustment on derivative liabilities	(4,779,692)
Balance, January 31, 2020	3,699,152
Fair value adjustment on derivative liabilities	5,731,839
Balance, January 31, 2021	$9,430,991

Schedule of calculation of fair value adjustment, derivative liability
	January 31,	January 31,	May 24,	February 4,
	2021	2020	2019	2019
Discount rate	0.30%	1.36%	2.50%	2.19%
Expected life in years	5.34	6.14	7.00	7.00
Expected stock volatility	80%	100%	100%	100%
Expected volatility of foreign exchange	5.29%	5.29%	5.29%	5.84%